Note 14 - Long Term Debt and Financial Instruments Carried at Fair Value - Schedule of Financial Instruments Carried at Fair Value (Details) - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016
Less current portion	€ (840)	€ (640)
Total long-term portion		3,281
Investor Warrants [Member]
Warrants	840	3,921
Warrant [Member]
Warrants	840	3,921
Less current portion	(840)	(640)
Total long-term portion		€ 3,281